Forward Purchase Agreement	3 Months Ended
Mar. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Forward Purchase Agreement	Forward Purchase AgreementAs discussed in Note 2 - Summary of Significant Accounting Policies, the FPA consists of the prepaid forward contract and the Fixed Maturity Consideration. The prepaid forward contract is evaluated as a written put option that meets the definition of a derivative. The value of the derivative is comprised of the Prepayment Amount, reduced by the economics of the written put option and the Variable Maturity Consideration on non-terminated shares.
The following table presents the reconciliation of the fair value of the prepaid forward contract as of March 31, 2023 (in thousands):

March 31, 2023
Prepayment Amount	$60,096
Less: Value of derivative and Variable Maturity Consideration	(44,142)
Fair value of prepaid forward contract	$15,954
The Fixed Maturity Consideration is valued at $6,967 as of March 31, 2023. This represents the fair value of the Share Consideration and Fixed Maturity Consideration and is measured in accordance with the FVO.
Expensed transaction costs, representing the stock acquisition fees, in the amount of $451 are recorded in other expense, net.